INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
SCHEDULE OF RECONCILIATION OF EXPECTED INCOME TAX RECOVERY TO ACTUAL INCOME TAX RECOVERY

	Year ended December 31, 2022	Year ended December 31, 2021
Loss before income taxes	$(36,410,469)	$(9,359,605)
Statutory tax rate	26.50%	26.50%
Expected income tax recovery at the statutory tax rate	(9,648,774)	(2,480,295)
Permanent differences and other	7,227	(6)
Stock based payment	(2,378,349)	334,401
Fair value adjustment on warrants	2,127,716	1,681,507
Change in estimates and other	(520,103)
Differences in foreign tax rates	360,345	34,131
Acquisition loss on RTO	7,731,220
Change in deferred tax assets not recognized	2,320,718	430,261
Income tax recovery	$-	$-

SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED INCOME TAX ASSETS AND LIABILITIES

As at December 31, 2022, the Company has the following deferred tax assets (liabilities):

	Year ended December 31, 2022		Year ended December 31, 2021
Deferred tax asset	$		$
Non-capital losses available for carry forward		94,260		-
Right-of-use asset		600,907		-
Deferred tax liabilities
Lease Liability		(695,166)		-
Net deferred tax asset (liability)		$-		$-

SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES RECOGNIZED

Deferred tax assets in excess of deferred tax liabilities have not been recognized in respect of the following attributes because it is not probable that future taxable profit will be available against which the Company can use the benefits:

	Year ended December 31, 2022	Year ended December 31, 2021
Exploration and evaluation assets	$1,243,480	$329,522
Loss carry forwards	10,066,250	369,658
Share issuance costs	2,124,869	62,018
Equipment	3,397	-
Total unrecognized deductible temporary differences	$13,437,996	$761,198

SCHEDULE OF TAX LOSSES	The tax losses that have not been recognized expire as follows:
Losses
2029	$1,349,090
2039	101,573
2040	351,131
2041	942,144
2042	5,351,811
Indefinite	1,970,501
$10,066,250